2017 REGISTERED DIRECT OFFERING - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - REGISTERED DIRECT OFFERING 2017 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Beginning balance at beginning of year	$ 1,000,000	$ 1,000,000	$ 1,274,404
Issuances	0	0	0
Adjustments to estimated fair value	0	0	(274,404)
Ending balance at end of year	$ 1,000,000	$ 1,000,000	$ 1,000,000